Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Components of Income Before Income Taxes

The Company’s components of income before income taxes are as follows:

	Year Ended December 31,
	2011	2012	2013
Domestic	$36,764	$37,071	$(105,606)
Foreign	14,408	19,887	208,326

	$51,172	$56,958	$102,720

Components of Income Tax Provision (Benefit)

The components of the income tax provision (benefit) are as follows:

	Year Ended December 31,
	2011	2012	2013
Current:
Domestic	$3,358	$(361)	$—
Foreign	3,599	9,336	20,898

Total current provision	$6,957	$8,975	$20,898
Deferred:
Domestic	(50,646)	8,701	(396)
Foreign	(5,571)	(6,535)	18,504

Total deferred provision (benefit)	$(56,217)	$2,166	$18,108

Income tax provision (benefit)	$(49,260)	$11,141	$39,006

Reconciliation of Income Taxes Computed at Netherlands Statutory Income Tax Rate to (Benefit) Provision for Income Taxes

Reconciliation of income tax computed at the Netherlands statutory tax rate to the income tax provision (benefit) is as follows:

	Year Ended December 31,
	2011	2012	2013
Income tax expense at statutory rate(1)	$12,793	$14,240	$25,680
Foreign tax rate differential	(6,114)	(6,717)	(12,682)
Dutch tax ruling—innovation box regime	(1,103)	(2,224)	22,616
Dutch tax ruling—tax restructuring deferred tax asset	(58,494)	—	—
Dutch tax ruling—additional tax benefit	(1,618)	(3,623)	—
Non-deductible expenses	3,200	4,170	2,075
Valuation allowance	4,220	5,512	(187)
Other	(2,144)	(217)	1,504

Income tax provision (benefit)	$(49,260)	$11,141	$39,006

(1)	The statutory rate was 25% in 2011, 2012 and 2013.

Components of Deferred Income Tax Assets and Liabilities

Significant components of deferred income tax assets and liabilities are as follows:

	December 31,
	2012	2013
Deferred tax assets:
Fixed assets and intangible assets	$33,641	$19,729
Deferred revenues	31,392	27,610
Provisions and reserves	1,133	2,226
Net operating loss carry forwards	23,895	18,387
Other	179	2,468

Gross deferred tax assets	$90,240	$70,420
Valuation allowance	(11,359)	(11,124)

Total deferred tax asset	$78,881	$59,296
Deferred tax liabilities:
Other	(1,806)	(923)

Total deferred tax liabilities	$(1,806)	$(923)

Net deferred tax asset	$77,075	$58,373

Deferred tax asset—current portion	$24,361	$25,058
Deferred tax asset—non-current portion	53,805	33,820
Deferred tax liability—current portion	(1,091)	(163)
Deferred tax liability—non-current portion	—	(342)

Net deferred tax asset	$77,075	$58,373

Movement of Valuation allowance on Net Operating Losses and Other Deferred Tax Assets

The movement of the valuation allowance on net operating losses and other deferred tax assets is as follows:

	Year Ended December 31,
	2011	2012	2013
Balance at beginning of period	$736	$6,200	$11,359
Charged to expenses	5,464	5,159	1,305
Credited to expenses	—	—	(1,540)

Balance at end of period	$6,200	$11,359	$11,124

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years presented is as follows:

	Year Ended December 31,
	2011	2012	2013
Balance at January 1,	$1,541	$—	$—
Additions for tax positions taken during the current period	—	—	—
Reductions due to settlements with taxing authorities	(1,541)	—	—

Balance at December 31,	$—	$—	$—

Open Tax Years in Major Jurisdictions

The table below summarizes the open tax years in major jurisdictions as of December 31, 2013:

Jurisdiction	Open Years	Ongoing Examinations
Netherlands	2008 – 2013	N/A
Czech Republic	2011 – 2013	N/A
United Kingdom	2012 – 2013	N/A
United States	2011 – 2013	N/A
Germany	2009 – 2013	N/A
France	2011 – 2013	N/A
Hong Kong	2011 – 2013	N/A
Cyprus	2011 – 2013	N/A
China	2010 – 2013	N/A
Israel	2010 – 2013	N/A
Switzerland	2010 – 2013	N/A
Australia	2012 – 2013	N/A
Canada	2013	N/A